Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	BOISE CASCADE COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35805
Entity Tax Identification Number	20-1496201
Entity Address, Address Line One	1111 West Jefferson Street, Suite 300
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702-5389
City Area Code	208
Local Phone Number	384-6161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BCC
Security Exchange Name	NYSE
Entity Central Index Key	0001328581
Amendment Flag	false